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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

          Report for the Calendar Year or Quarter Ended 9/30/2009

If amended report check here:      [_]                    Amendment Number:
                                                                            ----

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Global Capital Management, Inc.
--------------------------------------------------------------------------------
Business Address                    (Street)      (City)      (State)      (Zip)
One West First Avenue, Suite 100
Conshohocken Pa, 19428

13F File Number: 28-11502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Anthony W. Soslow                President, Director               (610)567-0320
Name                                   (Title)                        (Phone)


                                               /s/ Anthony W. Soslow
                                               ---------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                                   Conshohocken, PA   10/07/2009
                                                     (Place and Date of Signing)

Report Type:

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          78

Form 13F Information Table Value Total:    $166,026
                                        (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:   Name:                     13F File No.:   Name:
   -------------   --------------------      -------------   -------------------
1. 28-                                    6.
   -------------   --------------------      -------------   -------------------
2.                                        7.
   -------------   --------------------      -------------   -------------------
3.                                        8.
   -------------   --------------------      -------------   -------------------
4.                                        9.
   -------------   --------------------      -------------   -------------------
5.                                        10.
   -------------   --------------------      -------------   -------------------

                                    FORM 13F

                                INFORMATION TABLE

                                                                         PAGE  1

--------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2  ITEM 3  ITEM 4      ITEM 5          ITEM 6          ITEM 7        ITEM 8
                                                      FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                     TITLE           MARKET   SHARES OF                 SHARED
NAME OF ISSUER                        OF     CUSIP   VALUE    PRINCIPAL   SOLE  SHARED  OTHER    MANA-  SOLE  SHARED  NONE
                                     CLASS  NUMBER  (x$1000)    AMOUNT     (A)    (B)     (C)    GERS    (A)    (B)    (C)
--------------------------------------------------------------------------------------------------------------------------


                                                                                               10/1/2009

                                       COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5     COLUMN 6  COLUMN 7      COLUMN 8
                                    -------------- --------- -------- ------------- ---------- --------- ----------------
                                                              VALUE   SHRS OR  PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
                                    TITLE OF CLASS  CUSIP    (x1000)  PRN AMT  CALL DISCRETION MANAGERS  SOLE SHARED NONE
                                    -------------- --------- -------- ------- ----- ---------- --------- ----------------
Advance Auto Parts.................     Stock      00751y106  3,386    89,235          Sole       N/A         Shared
Aeropostale, Inc...................     Stock      7865108    5,313   126,449          Sole       N/A         Shared
AmerisourceBergen Corp.............     Stock      03073e105  1,027    46,631          Sole       N/A         Shared
Abbot Labs.........................     Stock      2824100      757    15,552          Sole       N/A         Shared
Allegiant Travel...................     Stock      01748x102  1,354    36,881          Sole       N/A         Shared
Alliant Techsystems Inc............     Stock      18804104   4,519    58,968          Sole       N/A         Shared
AmSurg Corp........................     Stock      03232p405  4,019   193,860          Sole       N/A         Shared
Amedisys Inc.......................     Stock      023436108  4,817   112,680          Sole       N/A         Shared
Amphenol Corp......................     Stock      032095101    627    17,415          Sole       N/A         Shared
Amtrust Financial Services Inc.....     Stock      032359309    480    42,395          Sole       N/A         Shared
Apache, Inc........................     Stock      037411105    528     5,888          Sole       N/A         Shared
Bemis Co Inc.......................     Stock      081437105  2,846   112,883          Sole       N/A         Shared
Best Buy...........................     Stock      086516101    464    12,540          Sole       N/A         Shared
Big Lots Inc.......................     Stock      89302103     408    15,952          Sole       N/A         Shared
Brady Corp.........................     Stock      104674106    397    14,369          Sole       N/A         Shared
Broadridge Financial Solutions.....     Stock      11133T103  3,456   255,318          Sole       N/A         Shared
Buckle, Inc........................     Stock      118440106    438    13,060          Sole       N/A         Shared
CF Insustries Holdings, Inc........     Stock      125269100  3,323    39,468          Sole       N/A         Shared
Check Point Software...............     Stock      M22465104    655    23,435          Sole       N/A         Shared
Chubb Group........................     Stock      171232101    368     7,409          Sole       N/A         Shared
Commerce Bancshares Inc............     Stock      200525103  2,479    68,539          Sole       N/A         Shared
CSG Systems International..........     Stock      126349109  4,682   297,287          Sole       N/A         Shared
CVS/Caremark Corp..................     Stock      126650100    596    16,626          Sole       N/A         Shared
Dell Computer......................     Stock      24702R101    492    32,491          Sole       N/A         Shared
Del Monte Foods....................     Stock      24522P103  2,227   192,623          Sole       N/A         Shared
Devon Energy Corp..................     Stock      25179m103    554     8,617          Sole       N/A         Shared
Dollar Tree Stores Inc.............     Stock      256746108  4,409    91,179          Sole       N/A         Shared
Dril-Quip Inc......................     Stock      262037104  2,935    60,616          Sole       N/A         Shared
Ebay, Inc..........................     Stock      278642103    713    30,697          Sole       N/A         Shared
Endo Pharmaceuticals Holdings Inc..     Stock      29264f205  5,587   252,708          Sole       N/A         Shared
Energen Corp.......................     Stock      29265N108  4,386   104,960          Sole       N/A         Shared
Ensco International, Inc...........     Stock      26874q100  2,483    60,831          Sole       N/A         Shared
ITT Educational Services...........     Stock      45068B109  3,526    32,509          Sole       N/A         Shared
Fair Issac Corp....................     Stock      303250104  3,034   143,204          Sole       N/A         Shared
Family Dollar Stores...............     Stock      307000109    634    23,627          Sole       N/A         Shared
Flowserve Corp.....................     Stock      34354P105  3,584    37,346          Sole       N/A         Shared
Forest Lab Inc.....................     Stock      345838106    676    23,494          Sole       N/A         Shared
Fossil, Inc........................     Stock      349882100  5,079   188,333          Sole       N/A         Shared
Freeport-McMoRan Copper& Gold......     Stock      35671D857    788    12,045          Sole       N/A         Shared
General Dynamics...................     Stock      369550108    827    13,102          Sole       N/A         Shared
Global Payments Inc................     Stock      37940X102  4,425    95,872          Sole       N/A         Shared


                                    COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5     COLUMN 6  COLUMN 7     COLUMN 8
                                 -------------- --------- -------- ------------- ---------- -------- ----------------
                                                           VALUE   SHRS OR  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
                                 TITLE OF CLASS  CUSIP    (x1000)  PRN AMT  CALL DISCRETION MANAGERS SOLE SHARED NONE
                                 -------------- --------- -------- ------- ----- ---------- -------- ----------------
HCC Insurance Holdings..........     Stock      404132102  5,367   198,786          Sole      N/A         Shared
Home Depot Inc..................     Stock      437076102    511    19,424          Sole      N/A         Shared
Hewlett Packard.................     Stock      428236103    671    14,592          Sole      N/A         Shared
International Business Machines.     Stock      459200101  1,001     8,486          Sole      N/A         Shared
Investment Technology Group.....     Stock      46145F105  3,254   118,162          Sole      N/A         Shared
j2 Global Communications Inc....     Stock      46626E205  3,891   174,554          Sole      N/A         Shared
Jos. A Bank Clothiers, Inc......     Stock      480838101  5,107   118,442          Sole      N/A         Shared
Kimberly-Clark..................     Stock      494368103    604    10,382          Sole      N/A         Shared
Kirby Corp......................     Stock      497266106  2,673    75,904          Sole      N/A         Shared
Knight Capital..................     Stock      499005106  4,759   225,861          Sole      N/A         Shared
Lincare Holdings................     Stock      532791100  2,874    94,010          Sole      N/A         Shared
MDU Resources Group Inc.........     Stock      552690109  3,005   146,564          Sole      N/A         Shared
McDonalds.......................     Stock      580135101    713    12,561          Sole      N/A         Shared
Molson Coors Brewing Company....     Stock      60871R209    534    11,007          Sole      N/A         Shared
Murphy Oil......................     Stock      626717102    327     5,841          Sole      N/A         Shared
NBTY Inc........................     Stock      628782104  3,006    76,871          Sole      N/A         Shared
NII Holdings Inc................     Stock      62913F201  5,303   183,734          Sole      N/A         Shared
Neustar, Inc....................     Stock      64126X201  3,044   137,917          Sole      N/A         Shared
Newfield Exploration............     Stock      651290108    622    15,020          Sole      N/A         Shared
Noble Corp......................     Stock      h583n103     618    16,716          Sole      N/A         Shared
OptionsXpress Holdings, Inc.....     Stock      684010101    510    29,980          Sole      N/A         Shared
Prosperity Bancshares Inc.......     Stock      743606105  4,986   146,643          Sole      N/A         Shared
Ralcorp Holdings................     Stock      751028101    611    10,536          Sole      N/A         Shared
Scansource Inc..................     Stock      806037107  2,792   101,261          Sole      N/A         Shared
Sigma Aldrich...................     Stock      826552101  4,474    85,947          Sole      N/A         Shared
Sigma designs Inc...............     Stock      826565103    423    30,184          Sole      N/A         Shared
State Street Corp...............     Stock      857477103    574    11,365          Sole      N/A         Shared
Synopsys Inc....................     Stock      871607107  2,388   108,757          Sole      N/A         Shared
Syntel, Inc.....................     Stock      87162h103  4,345    93,981          Sole      N/A         Shared
Teleflex Inc....................     Stock      879369106  3,112    65,925          Sole      N/A         Shared
Terra Industries................     Stock      880915103    629    18,047          Sole      N/A         Shared
True Religion Apparel Inc.......     Stock      89784N104  5,356   216,123          Sole      N/A         Shared
United Technologies.............     Stock      913017109    433     7,225          Sole      N/A         Shared
Universal Health Services Inc...     Stock      913903100  5,234    85,038          Sole      N/A         Shared
Valspar Corp....................     Stock      920355104  2,720   102,554          Sole      N/A         Shared
Varian Medical Systems..........     Stock      92220p105  2,435    59,843          Sole      N/A         Shared
World Fuel Services.............     Stock      981475106  4,984   107,293          Sole      N/A         Shared